NOTE 16 - Financial instruments and risk management: Schedule of Foreign currency risk (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Foreign currency risk
	As of December 31, 2024
	USD	Euro	CAD	NIS	Total
Assets
Cash and cash equivalents	2,279	-	84	27	2,390
Trade accounts receivable	506	-	-	610	1,116
Other accounts receivable	-	-	-	13	13
Restricted cash	11	-	-	360	371
	2,796	-	84	1,010	3,890
Liabilities
Trade accounts payable and Accrued liabilities	1,496	-	99	2,331	3,926
Other accounts payable	1,049	-	169	1,107	2,325
Loans	3,373	-	532	-	3,905
Liability and Provision for Agricultural Research Organization	-	-	-	2,696	2,696
Lease liabilities	-	-	-	9,913	9,913
	5,918	-	800	16,047	22,765

	As of December 31, 2023
	USD	Euro	CAD	NIS	Total
Assets
Cash And cash equivalents	4,961	4	109	281	5,355
Trade accounts receivable	334	-	-	474	808
Other accounts receivable	-	-	-	17	17
Restricted cash	59	-	-	120	179
	5,354	4	109	892	6,359
Liabilities
Trade accounts payable and Accrued liabilities	1,107	-	79	1,050	2,236
Other accounts payable	1,339	-	30	158	1,527
Loans	-	-	-	-	-
Liability and Provision for Agricultural Research Organization	-	-	-	2,508	2,508
Lease liabilities	-	-	-	1,807	1,807
Derivative liability - Warrants	526	-	-	-	526
Convertible loans	20,533	-	-	-	20,533
	23,505	-	109	5,523	29,137